Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 542,076		¥ 856,567		$ 82,737
Restricted cash	808		807		123
Short-term investments	260,245		238,000		39,721
Inventories, net	240		2,926		37
Loan receivables, net	99,965		113,111		15,258
Prepayments and other current assets	77,679		99,108		11,855
Amounts due from related parties	6,061		57		925
Property, equipment and software, net	10,780		14,109		1,645
Intangible assets, net	426,005		813,011		65,021
Goodwill	186,504		186,504	¥ 1,568,653	28,466
Investments	66,382		102,373		10,132
Other non-current asset	163,111		14,183		24,896
Total assets	1,839,856		2,440,756		280,816
Accounts payable	19,938		17,080		3,044
Salaries and welfare payable	4,349		6,032		664
Advances from customers	77		103		12
Taxes payable	1,558		6,342		238
Amounts due to related parties	6,234		12,018		951
Accruals and other current liabilities	333,127		393,536		50,845
Deferred tax liabilities	17,526		21,529		2,675
Total liabilities	384,960		460,284		$ 58,757
Total revenues	482,392	$ 73,627	835,314	1,074,278
Cost of revenues	(183,112)	(27,948)	(293,757)	(313,788)
Net profit/(loss)	(327,971)	(50,059)	(2,223,638)	(486,275)
Net cash (used in)/provided by operating activities	(77,931)	(11,895)	(311,789)	(325,808)
Net cash used in investing activities	(96,663)	(14,754)	(113,150)	(82,836)
Net cash provided by financing activities	(119,249)	$ (18,201)	(29,332)	414,872
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents	163,376		340,363
Restricted cash	808		807
Short-term investments	60,000		34,000
Inventories, net	104		127
Loan receivables, net	99,965		113,111
Prepayments and other current assets	57,385		61,606
Amounts due from related parties	5		5
Property, equipment and software, net	1,901		577
Intangible assets, net	59,910		78,741
Goodwill	928		928
Investments	42,101		11,011
Other non-current asset	160,675		13,656
Total assets	959,568		966,170
Accounts payable	721		852
Salaries and welfare payable	579		663
Advances from customers	77		74
Taxes payable	694		2,599
Amounts due to related parties	1,329		1,323
Accruals and other current liabilities	258,077		306,337
Deferred tax liabilities	16,118		19,044
Total liabilities	1,659,092		1,675,716
Total revenues	110,691		137,578	150,228
Cost of revenues	(51,493)		(63,162)	(87,562)
Net profit/(loss)	1,721		(4,093)	5,565
Net cash (used in)/provided by operating activities	25,326		186,711	(165,708)
Net cash used in investing activities	(202,312)		(38,652)	(39,369)
Net cash provided by financing activities			960	1,490
Net (decrease)/increase in cash and cash equivalents and restricted cash	(176,986)		149,019	¥ (203,587)
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties	312,410		311,238
Amounts due to related parties	¥ 1,381,497		¥ 1,344,824